Miscellaneous (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Miscellaneous Assets
Miscellaneous consist of the following at year end:

	2016	2015
Judicial deposits	$35,652	$23,019
Tax credits	21,060	6,581
Prepaid property and equipment	13,279	11,344
Notes receivable	4,509	2,799
Rent deposits	4,471	6,584
Other	10,690	12,197
	$89,661	$62,524